UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 23, 2006 to April 10, 2006

Commission File Number of issuing entity: 333-125248-03

GE Commercial Mortgage Corporation, Series 2006-C1 Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125248

GE Commercial Mortgage Corporation
(Exact name of depositor as specified in its charter)

General Electric Capital Corporation
(Exact name of sponsor as specified in its charter)

Bank of America National Association
(Exact name of sponsor as specified in its charter)

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-0357388
32-0172437
35-6766485
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

(312) 904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-1A, A-M, A-J, B, and C	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period of March 23, 2006 to April 10, 2006 for the holders of GE Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9. Exhibits.
(b)
99.1	Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the distribution on April 10, 2006.
99.2
Secretary's Certificate, dated April 20, 2006, certifying that certain Action of the Executive Committee of the Board of Directors of GE Commercial Mortgage Corporation taken by Unanimous Written consent, dated April 20, 2006, authorizing the execution of powers of attorney in connection with the filing of certain Forms 10-D required by the Securities Exchange Act of 1934, as amended.

99.3	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the April 2006 Reporting Period.
99.4	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the May 2006 Reporting Period.
99.5	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the June 2006 Reporting Period.
99.6	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the July 2006 Reporting Period.
99.7	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the August 2006 Reporting Period.
99.8	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the September 2006 Reporting Period.
99.9	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the October 2006 Reporting Period.
99.10	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the November 2006 Reporting Period.
99.11	Power of Attorney, dated April 20, 2006, relating to the filing of a Form 10-D for the December 2006 Reporting Period.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GE Commercial Mortgage Corporation
Date:	April 14, 2006	By: Robert Pfeiffer, Vice President
By: Barbara L. Marik, acting in her capacity as First Vice President of LaSalle Bank National Association, the Trustee of GE Commercial Mortgage Corporation, Series 2006-C1 Trust, as Attorney-in-fact
/s/ Barbara L. Marik
Barbara L. Marik